OTHER INCOME (LOSS), NET - Additional information (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Paycheck protection program loan
Subsidy income	¥ 10.0	¥ 2.9